UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: July 31, 2014

Date of reporting period: January 31, 2014

____________________

ITEM 1. REPORT TO STOCKHOLDERS

DAVIS NEW YORK VENTURE FUND	Table of Contents

Shareholder Letter	2

Management’s Discussion of Fund Performance	3

Fund Overview	5

Expense Example	6

Schedule of Investments	8

Statement of Assets and Liabilities	13

Statement of Operations	15

Statements of Changes in Net Assets	16

Notes to Financial Statements	17

Financial Highlights	23

Privacy Notice and Householding	25

Directors and Officers	26

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis New York Venture Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Davis New York Venture Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, and on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS NEW YORK VENTURE FUND	Shareholder Letter

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of Davis New York Venture Fund recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports we include all of the required quantitative information such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Manager Commentary. In this commentary, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Manager Commentary either on our website, www.davisfunds.com, or by calling 1-800-279-0279.

We thank you for your continued trust.  We will do our best to earn it in the years ahead.

Sincerely,

Christopher C. Davis	Danton G. Goei
President & Portfolio Manager	Portfolio Manager

March 3, 2014

DAVIS NEW YORK VENTURE FUND	Management’s Discussion of Fund Performance

Performance Overview

Davis New York Venture Fund’s Class A shares delivered a total return on net asset value of 5.94% for the six-month period ended January 31, 2014. Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 6.85%. The sectors1 within the Index that turned in the strongest performance over the six-month period were Information Technology and Industrials. The sectors within the Index that turned in the weakest performance over the six-month period were Telecommunication Services and Consumer Staples.

The Fund’s Absolute Performance

Information Technology companies were the most important contributor2 to the Fund’s absolute performance over the six-month period. Google3 was among the most important contributors to performance.

Financial companies were the second most important contributor to the Fund’s absolute performance. American Express, Wells Fargo, Visa, and Bank of New York Mellon were among the most important contributors to performance. Berkshire Hathaway, Hang Lung Group, Progressive, and Alleghany were among the most important detractors from performance.

Consumer Discretionary companies were the most important detractor from the Fund’s absolute performance. Bed Bath & Beyond and CarMax were among the most important detractors from performance. Netflix and Priceline.com were among the most important contributors to performance.

Other important contributors to performance included CVS Caremark, Express Scripts Holding, and OCI. Other important detractors from performance included Laboratory Corp. of America Holdings, Costco Wholesale, Philip Morris International, and Coca-Cola.

The Fund had approximately 14% of its net assets invested in foreign companies at January 31, 2014. There was very little difference between the performance of foreign companies and domestic companies held by the Fund.

The Fund’s Relative Performance

Consumer Discretionary companies were the most important detractor from the Fund’s performance relative to the Index over the six-month period. The Fund’s Consumer Discretionary companies under-performed the corresponding sector within the Index and had a lower average weighting.

Health Care companies were the second most important detractor from the Fund’s relative performance. The Fund’s Health Care companies under-performed the corresponding sector within the Index and had a lower average weighting.

Information Technology companies were the most important contributor to the Fund’s relative performance. The Fund’s Information Technology companies out-performed the corresponding sector within the Index and had a lower average weighting.

Energy companies were the second most important contributor to the Fund’s relative performance. The Fund’s Energy companies out-performed the corresponding sector within the Index and had a lower average weighting.

Davis New York Venture Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis New York Venture Fund’s principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk, financial services risk, foreign country risk, emerging market risk, foreign currency risk, depositary receipts risk, and fees and expenses risk. See the prospectus for a full description of each risk.

1     The companies included in the Standard & Poor’s 500® Index are divided into ten sectors. One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS NEW YORK VENTURE FUND	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis New York Venture Fund Class A versus the
Standard & Poor’s 500® Index over 10 years for an investment made on January 31, 2004

Average Annual Total Return for periods ended January 31, 2014

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	21.20%	17.79%	6.08%	11.84%	02/17/69	0.86%	0.86%
Class A - with sales charge	15.44%	16.65%	5.56%	11.72%	02/17/69	0.86%	0.86%
Class B†, **	16.06%	16.51%	5.47%	9.87%	12/01/94	1.79%	1.79%
Class C**	19.19%	16.86%	5.26%	9.24%	12/20/94	1.64%	1.64%
Class R	20.80%	17.40%	5.76%	7.20%	08/20/03	1.17%	1.17%
Class Y	21.47%	18.10%	6.37%	8.51%	10/02/96	0.62%	0.62%
S&P 500® Index***	21.52%	19.19%	6.83%	9.90%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

The performance data for Davis New York Venture Fund contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

*Reflects 4.75% front-end sales charge.

†Because Class B shares automatically convert to Class A shares after 7 years, the “10-Year” and “Since Inception” returns for Class B reflect Class A performance for the period after conversion.

**Includes any applicable contingent deferred sales charge.

***Inception return is from February 17, 1969.

DAVIS NEW YORK VENTURE FUND	Fund Overview
January 31, 2014 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 01/31/14 Net Assets)		(% of 01/31/14 Long-Term Portfolio)

			Fund	S&P 500®
Common Stock (U.S.)	84.70%	Diversified Financials	24.48%	8.33%
Common Stock (Foreign)	13.81%	Information Technology	14.66%	18.82%
Corporate Bonds (Foreign)	0.04%	Health Care	7.88%	13.47%
Short-Term Investments	2.26%	Retailing	7.57%	4.35%
Other Assets & Liabilities	(0.81)%	Food & Staples Retailing	6.92%	2.31%
	100.00%	Banks	6.43%	2.94%
		Insurance	6.06%	2.88%
		Materials	5.69%	3.46%
		Energy	5.06%	10.07%
		Capital Goods	3.51%	8.17%
		Food, Beverage & Tobacco	3.21%	5.15%
		Media	2.61%	3.69%
		Transportation	2.44%	2.00%
		Consumer Services	1.41%	1.79%
		Other	1.19%	10.57%
		Real Estate	0.88%	2.00%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 01/31/14 Net Assets)

Google Inc., Class A	Software & Services	7.86%
American Express Co.	Consumer Finance	6.97%
Bank of New York Mellon Corp.	Capital Markets	6.69%
Wells Fargo & Co.	Commercial Banks	6.33%
Berkshire Hathaway Inc., Class A	Diversified Financial Services	4.59%
CVS Caremark Corp.	Food & Staples Retailing	3.40%
Bed Bath & Beyond Inc.	Retailing	3.37%
Costco Wholesale Corp.	Food & Staples Retailing	2.91%
Canadian Natural Resources Ltd.	Energy	2.71%
UnitedHealth Group Inc.	Health Care Equipment & Services	2.59%

DAVIS NEW YORK VENTURE FUND	Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is for the six-month period ended January 31, 2014.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would have been higher, and your ending account value would have been lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DAVIS NEW YORK VENTURE FUND	Expense Example (Unaudited) – (Continued)

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(08/01/13)	(01/31/14)	(08/01/13-01/31/14)

Class A (annualized expense ratio 0.86%**)
Actual	$1,000.00	$1,059.36	$4.46
Hypothetical	$1,000.00	$1,020.87	$4.38
Class B (annualized expense ratio 1.79%**)
Actual	$1,000.00	$1,054.42	$9.27
Hypothetical	$1,000.00	$1,016.18	$9.10
Class C (annualized expense ratio 1.64%**)
Actual	$1,000.00	$1,054.91	$8.49
Hypothetical	$1,000.00	$1,016.94	$8.34
Class R (annualized expense ratio 1.17%**)
Actual	$1,000.00	$1,057.66	$6.07
Hypothetical	$1,000.00	$1,019.31	$5.96
Class Y (annualized expense ratio 0.62%**)
Actual	$1,000.00	$1,060.70	$3.22
Hypothetical	$1,000.00	$1,022.08	$3.16

Hypothetical assumes 5% annual return before expenses.
*Expenses are equal to each Class’s annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments
January 31, 2014 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (98.51%)
CONSUMER DISCRETIONARY – (12.34%)
Automobiles & Components – (0.36%)
Harley-Davidson, Inc.	1,161,356	$71,644,052
Consumer Durables & Apparel – (0.56%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	637,500	59,169,057
Hunter Douglas N.V. (Netherlands)	1,183,216	53,922,178
		113,091,235
Consumer Services – (1.39%)
Las Vegas Sands Corp.	3,646,000	278,991,920
Media – (2.57%)
Liberty Global PLC, Series C *	4,546,600	360,545,380
Walt Disney Co.	2,132,440	154,836,468
		515,381,848
Retailing – (7.46%)
Bed Bath & Beyond Inc. *	10,578,953	675,519,044
CarMax, Inc. *	5,894,992	265,923,089
Liberty Interactive Corp., Series A *	6,165,360	164,676,765
Liberty Ventures, Series A *	414,646	48,105,156
Netflix Inc. *	273,500	111,973,635
Priceline.com Inc. *	200,050	229,117,265
		1,495,314,954
	Total Consumer Discretionary	2,474,424,009
CONSUMER STAPLES – (9.99%)
Food & Staples Retailing – (6.82%)
Costco Wholesale Corp.	5,202,641	584,490,703
CVS Caremark Corp.	10,078,099	682,488,865
Sysco Corp.	2,894,000	101,521,520
		1,368,501,088
Food, Beverage & Tobacco – (3.17%)
Coca-Cola Co.	4,275,872	161,713,479
Diageo PLC (United Kingdom)	5,036,496	149,072,201
Heineken Holding N.V. (Netherlands)	2,587,308	149,245,960
Nestle S.A. (Switzerland)	601,825	43,677,367
Philip Morris International Inc.	1,677,367	131,069,457
		634,778,464
	Total Consumer Staples	2,003,279,552
ENERGY – (4.98%)
Canadian Natural Resources Ltd. (Canada)	16,626,580	544,520,495
EOG Resources, Inc.	1,104,366	182,485,438
Occidental Petroleum Corp.	1,551,465	135,861,790
Schlumberger Ltd.	1,558,460	136,474,342
	Total Energy	999,342,065
FINANCIALS – (37.30%)
Banks – (6.33%)
Commercial Banks – (6.33%)
Wells Fargo & Co.	28,005,534	1,269,770,912
Diversified Financials – (24.12%)
Capital Markets – (10.46%)
Bank of New York Mellon Corp.	41,968,125	1,341,301,275

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
January 31, 2014 (Unaudited)

	Shares/Units	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Capital Markets – (Continued)
Brookfield Asset Management Inc., Class A (Canada)(a)	4,053,420	$153,827,289
Charles Schwab Corp.	10,828,000	268,750,960
Goldman Sachs Group, Inc.	260,155	42,696,638
Julius Baer Group Ltd. (Switzerland)	6,009,241	291,961,690
		2,098,537,852
Consumer Finance – (6.97%)
American Express Co.	16,446,974	1,398,321,729
Diversified Financial Services – (6.69%)
Berkshire Hathaway Inc., Class A *	5,433	920,958,153
JPMorgan Chase & Co.	3,543,293	196,156,700
Visa Inc., Class A	1,041,750	224,424,203
		1,341,539,056
		4,838,398,637
Insurance – (5.98%)
Multi-line Insurance – (2.09%)
Fairfax Financial Holdings Ltd. (Canada)(a)	234,094	89,937,744
Fairfax Financial Holdings Ltd., 144A (Canada)(b)	113,877	43,822,835
Loews Corp.	6,379,911	284,480,232
		418,240,811
Property & Casualty Insurance – (2.82%)
ACE Ltd.	1,907,900	178,980,099
Markel Corp. *	86,114	46,427,502
Progressive Corp.	14,660,966	340,720,850
		566,128,451
Reinsurance – (1.07%)
Alleghany Corp. *	335,013	124,735,390
Everest Re Group, Ltd.	615,500	89,099,780
		213,835,170
		1,198,204,432
Real Estate – (0.87%)
Brookfield Property Partners L.P.	232,665	4,409,002
Hang Lung Group Ltd. (Hong Kong)	37,245,100	170,063,473
		174,472,475
	Total Financials	7,480,846,456
HEALTH CARE – (7.76%)
Health Care Equipment & Services – (7.27%)
Express Scripts Holding Co. *	6,833,408	510,353,077
Laboratory Corp. of America Holdings *(c)	4,759,370	427,534,207
UnitedHealth Group Inc.	7,191,100	519,772,708
		1,457,659,992
Pharmaceuticals, Biotechnology & Life Sciences – (0.49%)
Agilent Technologies, Inc.	1,716,090	99,790,633
	Total Health Care	1,557,450,625
INDUSTRIALS – (6.12%)
Capital Goods – (3.46%)
OCI N.V. (Netherlands)*	6,827,624	316,815,455

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
January 31, 2014 (Unaudited)

	Shares/Units/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
PACCAR Inc.	4,870,000	$272,695,650
Textron Inc.	2,946,750	104,609,625
		694,120,730
Commercial & Professional Services – (0.25%)
Experian PLC (United Kingdom)	2,726,700	46,617,152
Iron Mountain Inc.	168,150	4,440,842
		51,057,994
Transportation – (2.41%)
China Merchants Holdings International Co., Ltd. (China)	53,606,916	182,975,254
Kuehne & Nagel International AG (Switzerland)	2,030,309	269,841,984
Wesco Aircraft Holdings, Inc. *	1,340,990	29,971,126
		482,788,364
	Total Industrials	1,227,967,088
INFORMATION TECHNOLOGY – (14.45%)
Semiconductors & Semiconductor Equipment – (1.25%)
Texas Instruments Inc.	5,885,405	249,570,599
Software & Services – (12.81%)
Activision Blizzard, Inc.	9,638,133	165,053,028
ASAC II L.P., Private Placement *(d)	247,000,000	270,119,200
Google Inc., Class A *	1,334,945	1,576,489,948
Microsoft Corp.	5,541,261	209,709,023
Oracle Corp.	5,321,700	196,370,730
Qihoo 360 Technology Co. Ltd., Class A, ADR (China)*	872,530	88,195,332
Twitter, Inc. *	986,730	63,644,085
		2,569,581,346
Technology Hardware & Equipment – (0.39%)
Hewlett-Packard Co.	2,726,179	79,059,191
	Total Information Technology	2,898,211,136
MATERIALS – (5.57%)
Air Products and Chemicals, Inc.	3,325,220	349,613,631
Ecolab Inc.	2,747,000	276,183,380
Emerald Plantation Holdings Ltd. (China)*	9,305,212	977,047
Lafarge S.A. (France)	1,590,000	114,212,461
Martin Marietta Materials, Inc.	531,657	57,955,930
Monsanto Co.	1,263,466	134,622,302
Praxair, Inc.	1,465,820	182,817,070
	Total Materials	1,116,381,821
TOTAL COMMON STOCK – (Identified cost $10,702,151,046)		19,757,902,752
CORPORATE BONDS – (0.04%)
MATERIALS – (0.04%)
Emerald Plantation Holdings Ltd., Sr. Notes, 6.00%/8.00%, 01/30/20 (China)(e)	$10,397,247	7,382,045
TOTAL CORPORATE BONDS – (Identified cost $7,034,854)		7,382,045

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
January 31, 2014 (Unaudited)

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (1.52%)
COMMERCIAL PAPER – (0.56%)
Bank of Tokyo-Mitsubishi UFJ Ltd. of New York, 0.11%, 02/03/14	$14,000,000	$13,999,914
Bank of Tokyo-Mitsubishi UFJ Ltd. of New York, 0.09%, 02/07/14	39,000,000	38,999,415
Barclays U.S. Funding LLC, 0.08%, 02/03/14	26,000,000	25,999,885
Prudential Funding LLC, 0.06%, 02/07/14	17,000,000	16,999,830
Working Capital Management Co., 0.12%, 02/07/14	18,000,000	17,999,640
	Total Commercial Paper	113,998,684
REPURCHASE AGREEMENTS – (0.96%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.03%, 02/03/14, dated 01/31/14, repurchase value of $95,430,239 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.375%-2.00%, 01/15/16-01/31/16, total market value $97,338,600)	95,430,000	95,430,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.03%, 02/03/14, dated 01/31/14, repurchase value of $96,242,241 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-7.00%, 11/15/25-01/01/44, total market value $98,166,840)	96,242,000	96,242,000
	Total Repurchase Agreements	191,672,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $305,670,684)		305,670,684
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (0.74%)
Citigroup Global Markets, Inc. Joint Repurchase Agreement, 0.04%, 02/03/14, dated 01/31/14, repurchase value of $91,000,303 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.25%-7.00%, 08/01/14-01/01/44, total market value $92,820,000)	91,000,000	91,000,000
Merrill Lynch & Co., Inc. Joint Repurchase Agreement, 0.03%, 02/03/14, dated 01/31/14, repurchase value of $58,000,145 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.50%, 07/01/38-09/01/43, total market value $59,160,000)	58,000,000	58,000,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (Identified cost $149,000,000)		149,000,000
Total Investments – (100.81%) – (Identified cost $11,163,856,584) – (f)		20,219,955,481
Liabilities Less Other Assets – (0.81%)		(163,174,047)
	Net Assets – (100.00%)	$20,056,781,434

ADR: American Depositary Receipt
*	Non-Income producing security.
(a)	Security is partially on loan – See Note 6 of the Notes to Financial Statements.
(b)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $43,822,835 or 0.22% of the Fund's net assets as of January 31, 2014.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
January 31, 2014 (Unaudited)

(c)
Affiliated Company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the six months ended January 31, 2014. The aggregate fair value of the securities of affiliated companies held by the Fund as of January 31, 2014, amounts to $427,534,207. Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares July 31, 2013	Gross Additions	Gross Reductions	Shares January 31, 2014	Dividend Income
Laboratory Corp. of America Holdings	3,469,140	1,290,230	–	4,759,370	$–

(d)	Restricted Security – See Note 7 of the Notes to Financial Statements.
(e)
Represents a PIK Toggle Note: PIK (Pay-In-Kind) toggle notes pay interest in cash at one rate or, at the company's option, pay interest in additional PIK toggle notes. The interest paid in additional notes is set at a higher rate than the cash interest rate.

(f)	Aggregate cost for federal income tax purposes is $11,163,878,898. At January 31, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$9,089,826,223
Unrealized depreciation	(33,749,640)
Net unrealized appreciation	$9,056,076,583

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Statement of Assets and Liabilities
At January 31, 2014 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments):
Unaffiliated companies	$19,643,421,274
Affiliated companies	427,534,207
Collateral for securities loaned (Note 6)	149,000,000
Cash	2,062,206
Cash - uninvested collateral for securities loaned (Note 6)	2,320,902
Receivables:
Capital stock sold	25,185,153
Dividends and interest	44,164,800
Investment securities sold	52,204,981
Prepaid expenses	357,857
Total assets	20,346,251,380
LIABILITIES:
Return of collateral for securities loaned (Note 6)	151,320,902
Payables:
Capital stock redeemed	47,873,264
Investment securities purchased	70,274,065
Accrued distribution and service plan fees	5,661,246
Accrued investment advisory fee	9,058,224
Other accrued expenses	5,282,245
Total liabilities	289,469,946
NET ASSETS	$20,056,781,434
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$25,387,730
Additional paid-in capital	10,405,166,674
Undistributed net investment income	25,899,834
Accumulated net realized gains from investments and foreign currency transactions	543,935,015
Net unrealized appreciation on investments and foreign currency transactions	9,056,392,181
Net Assets	$20,056,781,434

*Including:
Cost of unaffiliated companies	$10,579,607,482
Cost of affiliated companies	435,249,102
Cost of collateral of securities loaned	149,000,000
Market value of securities on loan	149,017,130

DAVIS NEW YORK VENTURE FUND	Statement of Assets and Liabilities – (Continued)
At January 31, 2014 (Unaudited)

CLASS A SHARES:
Net assets	$11,040,818,955
Shares outstanding	278,202,710
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$39.69
Maximum offering price per share (100/95.25 of $39.69)†	$41.67

CLASS B SHARES:
Net assets	$163,252,860
Shares outstanding	4,354,894
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$37.49

CLASS C SHARES:
Net assets	$3,232,200,245
Shares outstanding	85,204,508
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$37.93

CLASS R SHARES:
Net assets	$312,540,709
Shares outstanding	7,856,620
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$39.78

CLASS Y SHARES:
Net assets	$5,307,968,665
Shares outstanding	132,135,870
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$40.17

†On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Statement of Operations
For the six months ended January 31, 2014 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$140,755,056
Interest		618,999
Net securities lending fees		133,242
Total income		141,507,297

Expenses:
Investment advisory fees (Note 3)	$51,558,098
Custodian fees	1,261,096
Transfer agent fees:
Class A	5,771,768
Class B	245,861
Class C	1,844,084
Class R	222,554
Class Y	2,446,189
Audit fees	49,500
Legal fees	28,000
Accounting fees (Note 3)	225,000
Reports to shareholders	750,000
Directors’ fees and expenses	266,630
Registration and filing fees	112,500
Miscellaneous	219,159
Payments under distribution plan (Note 3):
Class A	12,970,258
Class B	947,742
Class C	16,330,954
Class R	827,335
Total expenses		96,076,728
Net investment income		45,430,569

REALIZED & UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain from:
Investment transactions		1,006,211,089
Foreign currency transactions		882,086
Net realized gain		1,007,093,175
Net increase in unrealized appreciation		115,082,450
Net realized and unrealized gain on investments and foreign currency transactions		1,122,175,625
Net increase in net assets resulting from operations		$1,167,606,194

*Net of foreign taxes withheld as follows		$1,803,247

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Statements of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013

OPERATIONS:
Net investment income	$45,430,569	$216,733,886
Net realized gain from investments and foreign currency transactions	1,007,093,175	2,214,521,346
Net increase in unrealized appreciation on investments and foreign currency transactions	115,082,450	2,503,814,789
Net increase in net assets resulting from operations	1,167,606,194	4,935,070,021

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(19,126,101)	(181,184,178)
Class B	–	(1,013,994)
Class C	–	(15,680,023)
Class R	(148,932)	(3,892,873)
Class Y	(15,489,725)	(103,846,503)
Realized gains from investment transactions:
Class A	(485,557,112)	(1,214,833,820)
Class B	(8,121,338)	(25,871,029)
Class C	(146,490,270)	(344,749,456)
Class R	(13,929,013)	(36,050,857)
Class Y	(229,378,734)	(558,493,194)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4):
Class A	(404,178,914)	(2,090,351,330)
Class B	(43,913,858)	(115,564,388)
Class C	16,366,055	(152,021,494)
Class R	(26,763,872)	(171,464,724)
Class Y	35,214,602	(1,133,953,313)
Total decrease in net assets	(173,911,018)	(1,213,901,155)

NET ASSETS:
Beginning of period	20,230,692,452	21,444,593,607
End of period*	$20,056,781,434	$20,230,692,452

*Including undistributed net investment income of	$25,899,834	$15,234,023

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements
January 31, 2014 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis New York Venture Fund, Inc. (a Maryland corporation). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund’s investment objective is long-term growth of capital. The Fund offers shares in five classes, Class A, Class B, Class C, Class R, and Class Y. Class A shares are sold with a front-end sales charge and Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class B shares automatically convert to Class A shares after 7 years. Class R and Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge upon redemption. Class R shares generally are available only to retirement and benefit plans. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each class’ distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation standardized methodologies used by the Fund for equity securities include, but are not limited to, pricing partnerships by calculating the liquidation value of the investment on a daily basis using the closing price of the underlying stock and a waterfall schedule, which apportions the value of the partnership’s interests based on the value of the net assets of the investment. A liquidity discount is then applied to the liquidation value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2014 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements - (Continued)

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer Discretionary	$2,474,424,009	$–	$–	$2,474,424,009
Consumer Staples	2,003,279,552	–	–	2,003,279,552
Energy	999,342,065	–	–	999,342,065
Financials	7,480,846,456	–	–	7,480,846,456
Health Care	1,557,450,625	–	–	1,557,450,625
Industrials	1,227,967,088	–	–	1,227,967,088
Information Technology	2,628,091,936	–	270,119,200	2,898,211,136
Materials	1,115,404,774	977,047	–	1,116,381,821
Corporate debt securities	–	7,382,045	–	7,382,045
Short-term securities	–	305,670,684	–	305,670,684
Investment of cash collateral for securities loaned	–	149,000,000	–	149,000,000
Total Investments	$19,486,806,505	$463,029,776	$270,119,200	$20,219,955,481

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the six months ended January 31, 2014.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended January 31, 2014:

Investment Securities:
Beginning balance	$–
Cost of purchases	247,000,000
Increase in unrealized appreciation	23,119,200
Ending balance	$270,119,200

Increase in unrealized appreciation during the period on Level 3 securities still held at January 31, 2014 and included in the change in net assets for the period	$23,119,200

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases may include securities received through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statement of Operations.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table
	Fair Value at	Valuation	Unobservable
Investments at Value	January 31, 2014	Technique	Input	Amount
Equity securities	$270,119,200	Liquidation proceeds/Waterfall methodology based on underlying investment value, then applying liquidity discount	Discount rate	14.05%

The significant unobservable input used in the fair value measurement of equity securities is the discount rate, which, if changed, would affect the fair value of the Fund’s investment. An increase in the discount rate would result in a decrease in the fair value of the investment.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2014 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of January 31, 2014, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2010.

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, wash sales, passive foreign investment company shares, equalization accounting for tax purposes, and commission repayments. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2014 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended January 31, 2014 were $1,362,137,166 and $2,612,629,839, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser. The annual rate is 0.55% of the average net assets on the first $3 billion, 0.54% on the next $1 billion, 0.53% on the next $1 billion, 0.52% on the next $1 billion, 0.51% on the next $1 billion, 0.50% on the next $3 billion, 0.485% on the next $8 billion, 0.47% on the next $7 billion, 0.455% on the next $8 billion, 0.44% on the next $7 billion, 0.425% on the next $8 billion, 0.41% on the next $7 billion, and 0.395% of the average net assets in excess of $55 billion. Advisory fees paid during the six months ended January 31, 2014 approximated 0.50% of the average net assets.

Transfer Agent and Accounting Fees - Boston Financial Data Services, Inc. is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for these services during the six months ended January 31, 2014 amounted to $596,103. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended January 31, 2014 amounted to $225,000.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2014 (Unaudited)

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH AFFILIATES – (CONTINUED)

Distribution Plan Fees - The Fund has adopted separate Distribution Plans (“12b-1 Plans”) for Class A, Class B, Class C, and Class R shares. Under the 12b-1 Plans, the Fund reimburses Davis Distributors, LLC (“Distributor”), the Fund’s Underwriter, for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 0.25% of the average net assets maintained by the responsible dealers. The Fund pays the Distributor 12b-1 fees on Class B and Class C shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of Class B or Class C shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc. (“FINRA”), which currently is 1.00%. The Fund pays the 12b-1 fees on Class B and Class C shares in order: (i) to pay the Distributor distribution fees or commissions on Class B and Class C shares which have been sold and (ii) to enable the Distributor to pay service fees on Class B and Class C shares which have been sold. Payments under the Class R Distribution Plan are limited to an annual rate of 0.75% of the average daily net asset value of the Class R shares or the maximum amount provided by applicable rule or regulation of the FINRA (1.00%). The effective rate of the Class R Distribution Plan is currently 0.50%, of which 0.25% may be used to pay distribution fees and 0.25% may be used to pay service fees.

	Six months ended January 31, 2014 (Unaudited)
	Class A	Class B	Class C	Class R
Distribution fees	$–	$712,106	$12,248,216	$413,668
Service fees	12,970,258	235,636	4,082,738	413,667

Sales Charges - Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.

Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value. On purchases of $1 million or more, the sales charge will not be applied; however a CDSC of 0.50% may be imposed upon redemption if those shares are redeemed within the first year of purchase.

Class B and Class C shares of the Fund are sold at net asset value and are redeemed at net asset value. A CDSC is imposed upon redemption of certain Class B shares within six years of the original purchase. The charge is a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares. A CDSC of 1.00% is imposed upon redemption of certain Class C shares within the first year of the original purchase.

The Distributor received commissions earned on sales of Class A shares of the Fund, of which a portion was retained by the Distributor and the remaining was re-allowed to investment dealers. Commission advances by the Distributor on the sales of Class B and Class C shares of the Fund are re-allowed to qualified selling dealers.

Six months ended January 31, 2014 (Unaudited)
Class A Commissions		Commission advances by the Distributor on the sale of		CDSCs received by the Distributor from
Retained	Re-allowed to
by Distributor	investment dealers	Class B	Class C	Class B	Class C
$287,037	$1,587,750	$153,145	$811,185	$97,470	$31,499

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2014 (Unaudited)

NOTE 4 - CAPITAL STOCK

At January 31, 2014, there were 3.5 billion shares of capital stock ($0.05 par value per share) authorized for Davis New York Venture Fund, Inc., of which 2.225 billion shares are classified as Davis New York Venture Fund. Transactions in capital stock were as follows:

	Six months ended January 31, 2014 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed	Net Increase (Decrease)
Shares: Class A	8,568,530	10,989,808	(29,703,991)	(10,145,653)
Class B	129,764	202,401	(1,489,972)	(1,157,807)
Class C	2,480,248	3,605,739	(5,667,117)	418,870
Class R	656,729	347,590	(1,671,385)	(667,066)
Class Y	16,358,453	5,699,703	(21,267,799)	790,357
Value: Class A	$344,227,738	$443,658,561	$(1,192,065,213)	$(404,178,914)
Class B	4,949,527	7,727,669	(56,591,054)	(43,913,858)
Class C	95,511,138	139,253,642	(218,398,725)	16,366,055
Class R	26,335,635	14,070,443	(67,169,950)	(26,763,872)
Class Y	664,137,726	232,832,881	(861,756,005)	35,214,602

	Year ended July 31, 2013
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease
Shares: Class A	21,227,291	35,151,227	(112,471,534)	(56,093,016)
Class B	364,655	732,404	(4,329,796)	(3,232,737)
Class C	3,804,949	9,673,840	(17,695,703)	(4,216,914)
Class R	1,416,442	1,089,436	(7,221,729)	(4,715,851)
Class Y	25,858,596	17,027,140	(72,785,116)	(29,899,380)
Value: Class A	$793,700,971	$1,284,761,220	$(4,168,813,521)	$(2,090,351,330)
Class B	12,992,373	25,458,633	(154,015,394)	(115,564,388)
Class C	138,009,795	340,749,017	(630,780,306)	(152,021,494)
Class R	53,093,444	39,897,159	(264,455,327)	(171,464,724)
Class Y	977,568,012	628,009,978	(2,739,531,303)	(1,133,953,313)

NOTE 5 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%. The Fund had no borrowings during the six months ended January 31, 2014.

NOTE 6 - SECURITIES LOANED

The Fund has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of January 31, 2014, the Fund had on loan securities valued at $149,017,130; cash of $151,320,902 was received as collateral for the loans. The majority of cash was invested in repurchase agreements secured by U.S. Government securities. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 7 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $270,119,200 or 1.35% of the Fund’s net assets as of January 31, 2014. Information regarding restricted securities is as follows:

Security	Acquisition Date	Units	Cost per Unit	Valuation per Unit as of January 31, 2014
ASAC II L.P., Private Placement	10/10/13	247,000,000	$1.00	$1.09

DAVIS NEW YORK VENTURE FUND

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)a	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis New York Venture Fund Class A:
Six months ended January 31, 2014e	$39.18	$0.10	$2.26	$2.36
Year ended July 31, 2013	$34.89	$0.43	$8.76	$9.19
Year ended July 31, 2012	$34.57	$0.30	$0.22	$0.52
Year ended July 31, 2011	$30.22	$0.32	$4.41	$4.73
Year ended July 31, 2010	$26.99	$0.20	$3.24	$3.44
Year ended July 31, 2009	$34.31	$0.29	$(7.27)	$(6.98)
Davis New York Venture Fund Class B:
Six months ended January 31, 2014e	$37.21	$(0.08)	$2.14	$2.06
Year ended July 31, 2013	$33.22	$0.08	$8.34	$8.42
Year ended July 31, 2012	$33.01	$(0.01)	$0.22	$0.21
Year ended July 31, 2011	$28.88	$0.01	$4.23	$4.24
Year ended July 31, 2010	$25.84	$(0.06)	$3.10	$3.04
Year ended July 31, 2009	$32.74	$0.06	$(6.90)	$(6.84)
Davis New York Venture Fund Class C:
Six months ended January 31, 2014e	$37.61	$(0.05)	$2.15	$2.10
Year ended July 31, 2013	$33.53	$0.12	$8.44	$8.56
Year ended July 31, 2012	$33.28	$0.03	$0.22	$0.25
Year ended July 31, 2011	$29.12	$0.05	$4.25	$4.30
Year ended July 31, 2010	$26.03	$(0.03)	$3.12	$3.09
Year ended July 31, 2009	$32.96	$0.09	$(6.94)	$(6.85)
Davis New York Venture Fund Class R:
Six months ended January 31, 2014e	$39.28	$0.04	$2.26	$2.30
Year ended July 31, 2013	$34.91	$0.30	$8.80	$9.10
Year ended July 31, 2012	$34.57	$0.20	$0.22	$0.42
Year ended July 31, 2011	$30.23	$0.20	$4.42	$4.62
Year ended July 31, 2010	$27.00	$0.10	$3.24	$3.34
Year ended July 31, 2009	$34.28	$0.18	$(7.24)	$(7.06)
Davis New York Venture Fund Class Y:
Six months ended January 31, 2014e	$39.63	$0.16	$2.28	$2.44
Year ended July 31, 2013	$35.29	$0.52	$8.87	$9.39
Year ended July 31, 2012	$34.98	$0.39	$0.21	$0.60
Year ended July 31, 2011	$30.56	$0.41	$4.47	$4.88
Year ended July 31, 2010	$27.29	$0.29	$3.27	$3.56
Year ended July 31, 2009	$34.75	$0.36	$(7.39)	$(7.03)

a	Per share calculations were based on average shares outstanding for the period.
b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

c	The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

Financial Highlights

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Returnb	Net Assets, End of Period (in millions)	Gross Expense Ratio	Net Expense Ratioc	Net Investment Income (Loss) Ratio	Portfolio Turnoverd

$(0.07)	$(1.78)	$–	$(1.85)	$39.69	5.94%	$11,041	0.86%f	0.86%f	0.52%f	7%
$(0.61)	$(4.29)	$–	$(4.90)	$39.18	27.84%	$11,297	0.88%	0.88%	1.14%	7%
$(0.20)	$–	$–	$(0.20)	$34.89	1.54%	$12,016	0.90%	0.90%	0.89%	11%
$(0.38)	$–	$–	$(0.38)	$34.57	15.70%	$17,369	0.89%	0.89%	0.93%	8%
$(0.21)	$–	$–	$(0.21)	$30.22	12.74%	$18,608	0.89%	0.89%	0.67%	13%
$(0.34)	$–	$–	$(0.34)	$26.99	(20.08)%	$18,628	0.92%	0.92%	1.14%	15%

$–	$(1.78)	$–	$(1.78)	$37.49	5.44%	$163	1.79%f	1.79%f	(0.41)%f	7%
$(0.14)	$(4.29)	$–	$(4.43)	$37.21	26.64%	$205	1.81%	1.81%	0.21%	7%
$–	$–	$–	$–	$33.22	0.64%	$290	1.82%	1.82%	(0.03)%	11%
$(0.11)	$–	$–	$(0.11)	$33.01	14.68%	$484	1.79%	1.79%	0.03%	8%
$–	$–	$–	$–	$28.88	11.77%	$661	1.77%	1.77%	(0.21)%	13%
$(0.06)	$–	$–	$(0.06)	$25.84	(20.84)%	$823	1.81%	1.81%	0.25%	15%

$–	$(1.78)	$–	$(1.78)	$37.93	5.49%	$3,232	1.64%f	1.64%f	(0.26)%f	7%
$(0.19)	$(4.29)	$–	$(4.48)	$37.61	26.85%	$3,188	1.67%	1.67%	0.35%	7%
$–	$–	$–	$–	$33.53	0.75%	$2,985	1.68%	1.68%	0.11%	11%
$(0.14)	$–	$–	$(0.14)	$33.28	14.78%	$3,731	1.67%	1.67%	0.15%	8%
$–g	$–	$–	$–g	$29.12	11.88%	$4,062	1.67%	1.67%	(0.11)%	13%
$(0.08)	$–	$–	$(0.08)	$26.03	(20.74)%	$4,186	1.71%	1.71%	0.35%	15%

$(0.02)	$(1.78)	$–	$(1.80)	$39.78	5.77%	$313	1.17%f	1.17%f	0.21%f	7%
$(0.44)	$(4.29)	$–	$(4.73)	$39.28	27.45%	$335	1.18%	1.18%	0.84%	7%
$(0.08)	$–	$–	$(0.08)	$34.91	1.24%	$462	1.20%	1.20%	0.59%	11%
$(0.28)	$–	$–	$(0.28)	$34.57	15.33%	$737	1.22%	1.22%	0.60%	8%
$(0.11)	$–	$–	$(0.11)	$30.23	12.35%	$827	1.23%	1.23%	0.33%	13%
$(0.22)	$–	$–	$(0.22)	$27.00	(20.42)%	$767	1.32%	1.32%	0.74%	15%

$(0.12)	$(1.78)	$–	$(1.90)	$40.17	6.07%	$5,308	0.62%f	0.62%f	0.76%f	7%
$(0.76)	$(4.29)	$–	$(5.05)	$39.63	28.14%	$5,206	0.64%	0.64%	1.38%	7%
$(0.29)	$–	$–	$(0.29)	$35.29	1.79%	$5,691	0.64%	0.64%	1.15%	11%
$(0.46)	$–	$–	$(0.46)	$34.98	16.05%	$7,420	0.62%	0.62%	1.20%	8%
$(0.29)	$–	$–	$(0.29)	$30.56	13.04%	$6,949	0.63%	0.63%	0.93%	13%
$(0.43)	$–	$–	$(0.43)	$27.29	(19.88)%	$5,783	0.63%	0.63%	1.43%	15%

d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

e	Unaudited.
f	Annualized.
g	Less than $0.005 per share.
See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction. In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations, or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.

Householding

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, Annual, and Semi-Annual Report to shareholders having the same last name and address on the Fund’s records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. If you do not want the mailing of these documents to be combined with those to other members of your household, please contact the Davis Funds by phone at 1-800-279-0279. Individual copies of current prospectuses and reports will be sent to you within 30 days after the Fund receives your request to stop householding.

DAVIS NEW YORK VENTURE FUND	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company.	13	Director, DCT Industrial Trust (REIT); Chairman, Regional Transportation Authority of Chicago (public transportation system).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corp. (diversified financial holding company).	13	Director, Graham Holdings Company (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering) until 2008.	13	Director, exp Global Inc. (engineering & consulting).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010.	13
Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Co., N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

DAVIS NEW YORK VENTURE FUND	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	15	Director, Selected Funds (consisting of two portfolios) since 1998.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	15	Director, Selected Funds (consisting of two portfolios) since 1998; Director, Graham Holdings Company (publishing company).

*   Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

DAVIS NEW YORK VENTURE FUND

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis New York Venture Fund, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund’s website at www.davisfunds.com.

DAVIS RESEARCH FUND	Table of Contents

Management’s Discussion of Fund Performance	2

Fund Overview	4

Expense Example	5

Schedule of Investments	6

Statement of Assets and Liabilities	10

Statement of Operations	11

Statements of Changes in Net Assets	12

Notes to Financial Statements	13

Financial Highlights	18

Privacy Notice and Householding	19

Directors and Officers	20

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Research Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Davis Research Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279 and (ii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279 and (ii) on the SEC’s website at www.sec.gov.

Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279 and on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS RESEARCH FUND	Management’s Discussion of Fund Performance

Performance Overview

Davis Research Fund’s Class A shares delivered a total return on net asset value of 6.82% for the six-month period ended January 31, 2014. Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 6.85%. The sectors1 within the Index that turned in the strongest performance over the six-month period were Information Technology and Industrials. The sectors within the Index that turned in the weakest performance over the six-month period were Telecommunication Services and Consumer Staples.

The Fund’s Absolute Performance

Information Technology companies were the most important contributor2 to the Fund’s absolute performance over the six-month period. MasterCard3, Salesforce.com, Microsoft, Oracle, and Texas Instruments were among the most important contributors to performance. International Business Machines and Altera were among the most important detractors from performance.

Consumer Discretionary companies were the second most important contributor to the Fund’s absolute performance. Las Vegas Sands and DISH Network were among the most important contributors to performance.

Consumer Staple companies were the most important detractor from the Fund’s absolute performance. Philip Morris International and Unilever were among the most important detractors from performance.

Other important contributors to the Fund’s performance included Level 3 Communications and Textron. Other important detractors from the Fund’s performance included Experian, Republic Services, and Laboratory Corp. of America Holdings. The Fund no longer owns Level 3 Communications.

The Fund had approximately 20% of its net assets invested in foreign companies at January 31, 2014. As a whole, those companies under-performed the domestic companies held by the Fund.

The Fund’s Relative Performance

Consumer Discretionary companies were the most important contributor to the Fund’s performance relative to the Index over the six-month period. The Fund’s Consumer Discretionary companies out-performed the corresponding sector within the Index and had a higher average weighting.

Telecommunication Service companies were the second most important contributor to the Fund’s relative performance. The Fund’s Telecommunication Service companies (consisting only of Level 3 Communications) out-performed the corresponding sector within the Index and had a lower average weighting.

Industrial companies were the most important detractor from the Fund’s relative performance. The Fund’s Industrial companies under-performed the corresponding sector within the Index and had a lower average weighting.

Davis Research Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Research Fund’s principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, focused portfolio risk, headline risk, foreign country risk, emerging market risk, foreign currency risk, depositary receipts risk, and fees and expenses risk. See the prospectus for a full description of each risk.

Class A shares of Davis Research Fund have been registered with the Securities and Exchange Commission and, as of the date of this report, in selected states where eligible investors are residents. Shares of Davis Research Fund currently are not available for public sale in any other state or jurisdiction. Currently, only the directors, officers, and employees of the Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) are eligible to purchase Fund shares. The Adviser reserves the right to reject any offer to purchase shares.

1   The companies included in the Standard & Poor’s 500® Index are divided into ten sectors. One or more industry groups make up a sector.

2   A company’s or sector’s contribution to or detraction from the Fund’s performance is a product of both its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3   This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

2

DAVIS RESEARCH FUND	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Research Fund Class A versus the
Standard & Poor’s 500® Index for an investment made on January 31, 2004

Average Annual Total Return for periods ended January 31, 2014

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (10/31/01)	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	19.40%	17.59%	6.53%	6.53%	0.71%	0.71%
Class A - with sales charge	13.73%	16.45%	6.01%	6.11%	0.71%	0.71%
S&P 500® Index	21.52%	19.19%	6.83%	6.44%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

The performance data for Davis Research Fund contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

*Reflects 4.75% front-end sales charge.

3

DAVIS RESEARCH FUND	Fund Overview
January 31, 2014 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 01/31/14 Net Assets)		(% of 01/31/14 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	75.38%	Information Technology	23.49%	18.82%
Common Stock (Foreign)	20.47%	Health Care	10.74%	13.47%
Short-Term Investments	4.10%	Materials	8.25%	3.46%
Other Assets & Liabilities	0.05%	Insurance	7.89%	2.88%
	100.00%	Diversified Financials	6.97%	8.33%
		Food, Beverage & Tobacco	6.77%	5.15%
		Capital Goods	6.19%	8.17%
		Retailing	5.26%	4.35%
		Media	4.55%	3.69%
		Consumer Services	3.77%	1.79%
		Commercial & Professional Services	3.42%	0.67%
		Energy	3.41%	10.07%
		Household & Personal Products	2.82%	2.13%
		Banks	2.73%	2.94%
		Food & Staples Retailing	2.23%	2.31%
		Other	1.51%	11.77%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 01/31/14 Net Assets)

Las Vegas Sands Corp.	Consumer Services	3.62%
MasterCard, Inc., Class A	Software & Services	3.43%
SAP AG, ADR	Software & Services	3.06%
Loews Corp.	Multi-line Insurance	3.05%
Texas Instruments Inc.	Semiconductors & Semiconductor Equipment	2.90%
Unilever N.V., NY Shares	Food, Beverage & Tobacco	2.88%
Oracle Corp.	Software & Services	2.85%
Liberty Global PLC, Series C	Media	2.77%
Colgate-Palmolive Co.	Household & Personal Products	2.70%
UnitedHealth Group Inc.	Health Care Equipment & Services	2.59%

4

DAVIS RESEARCH FUND	Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is for the six-month period ended January 31, 2014.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end sales charges (loads). Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(08/01/13)	(01/31/14)	(08/01/13-01/31/14)

Class A
Actual	$1,000.00	$1,068.16	$3.70
Hypothetical	$1,000.00	$1,021.63	$3.62

Hypothetical assumes 5% annual return before expenses.
*Expenses are equal to the Class’s annualized operating expense ratio (0.71%)**, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

5

DAVIS RESEARCH FUND	Schedule of Investments
January 31, 2014 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (95.85%)
CONSUMER DISCRETIONARY – (14.45%)
Consumer Durables & Apparel – (1.43%)
NIKE, Inc., Class B	8,380	$610,483
Consumer Services – (3.62%)
Las Vegas Sands Corp.	20,140	1,541,113
Media – (4.36%)
DISH Network Corp., Class A *	12,040	678,875
Liberty Global PLC, Series C *	14,900	1,181,570
		1,860,445
Retailing – (5.04%)
AutoZone, Inc. *	1,210	599,023
Lowe's Cos, Inc.	11,970	554,091
Tiffany & Co.	5,000	415,950
TJX Cos, Inc.	10,130	581,057
		2,150,121
	Total Consumer Discretionary	6,162,162
CONSUMER STAPLES – (11.33%)
Food & Staples Retailing – (2.14%)
CVS Caremark Corp.	7,930	537,020
Sysco Corp.	10,700	375,356
		912,376
Food, Beverage & Tobacco – (6.49%)
Nestle S.A. (Switzerland)	10,945	794,332
Philip Morris International Inc.	9,530	744,674
Unilever N.V., NY Shares (Netherlands)	32,845	1,226,432
		2,765,438
Household & Personal Products – (2.70%)
Colgate-Palmolive Co.	18,810	1,151,736
	Total Consumer Staples	4,829,550
ENERGY – (3.27%)
Halliburton Co.	8,460	414,625
Schlumberger Ltd.	3,248	284,427
Spectra Energy Corp.	11,750	422,413
Transocean Ltd. (Switzerland)	6,255	270,716
	Total Energy	1,392,181
FINANCIALS – (16.88%)
Banks – (2.62%)
Commercial Banks – (2.62%)
Toronto-Dominion Bank (Canada)	3,195	276,207
U.S. Bancorp	21,130	839,495
		1,115,702
Diversified Financials – (6.68%)
Capital Markets – (3.41%)
Bank of New York Mellon Corp.	20,300	648,788
Brookfield Asset Management Inc., Class A (Canada)	8,000	303,600
Franklin Resources, Inc.	3,665	190,617
Goldman Sachs Group, Inc.	1,890	310,187
		1,453,192

6

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
January 31, 2014 (Unaudited)

	Shares/Units	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financial Services – (3.27%)
Berkshire Hathaway Inc., Class A *	4	$678,047
Berkshire Hathaway Inc., Class B *	1,610	179,676
JPMorgan Chase & Co.	9,680	535,885
		1,393,608
		2,846,800
Insurance – (7.56%)
Multi-line Insurance – (3.95%)
Fairfax Financial Holdings Ltd. (Canada)	1,000	384,195
Loews Corp.	29,200	1,302,028
		1,686,223
Property & Casualty Insurance – (1.74%)
ACE Ltd.	4,000	375,240
Progressive Corp.	7,350	170,814
W. R. Berkley Corp.	5,080	196,901
		742,955
Reinsurance – (1.87%)
Everest Re Group, Ltd.	5,500	796,180
		3,225,358
Real Estate – (0.02%)
Brookfield Property Partners L.P.	459	8,698
	Total Financials	7,196,558
HEALTH CARE – (10.29%)
Health Care Equipment & Services – (8.01%)
Becton, Dickinson and Co.	3,635	393,016
Diagnosticos da America S.A. (Brazil)	51,900	319,583
Laboratory Corp. of America Holdings *	6,305	566,378
Quest Diagnostics Inc.	6,800	357,000
UnitedHealth Group Inc.	15,270	1,103,716
WellPoint, Inc.	7,880	677,680
		3,417,373
Pharmaceuticals, Biotechnology & Life Sciences – (2.28%)
Agilent Technologies, Inc.	8,000	465,200
Valeant Pharmaceuticals International, Inc. (Canada)*	3,725	505,259
		970,459
	Total Health Care	4,387,832
INDUSTRIALS – (9.21%)
Capital Goods – (5.93%)
Brenntag AG (Germany)	4,680	807,925
Schindler Holding AG - Participation Certificate (Switzerland)	3,900	565,653
Schneider Electric S.A. (France)	5,655	456,775
Textron Inc.	19,660	697,930
		2,528,283

7

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
January 31, 2014 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Commercial & Professional Services – (3.28%)
Experian PLC (United Kingdom)	37,415	$639,667
Republic Services, Inc.	23,720	759,752
		1,399,419
	Total Industrials	3,927,702
INFORMATION TECHNOLOGY – (22.51%)
Semiconductors & Semiconductor Equipment – (6.17%)
Altera Corp.	10,000	334,300
Applied Materials, Inc.	25,000	421,125
First Solar, Inc. *	4,030	203,817
Intel Corp.	17,640	432,798
Texas Instruments Inc.	29,180	1,237,378
		2,629,418
Software & Services – (13.82%)
International Business Machines Corp.	1,520	268,554
MasterCard, Inc., Class A	19,350	1,464,408
Microsoft Corp.	24,320	920,390
Oracle Corp.	32,900	1,214,010
Salesforce.com, Inc. *	11,900	720,307
SAP AG, ADR (Germany)	17,070	1,304,489
		5,892,158
Technology Hardware & Equipment – (2.52%)
Apple Inc.	470	235,280
Hewlett-Packard Co.	28,990	840,710
		1,075,990
	Total Information Technology	9,597,566
MATERIALS – (7.91%)
Air Products and Chemicals, Inc.	7,625	801,692
Cemex S.A.B. de C.V., ADR (Mexico)*	21,765	269,233
Ecolab Inc.	3,975	399,646
Lafarge S.A. (France)	8,400	603,387
Praxair, Inc.	3,705	462,088
Sherwin-Williams Co.	4,560	835,666
	Total Materials	3,371,712
TOTAL COMMON STOCK – (Identified cost $32,057,718)		40,865,263
SHORT-TERM INVESTMENTS – (4.10%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.03%, 02/03/14, dated 01/31/14, repurchase value of $951,002 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.375%-2.00%, 01/15/16-01/31/16, total market value $970,020)	$951,000	951,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.03%, 02/03/14, dated 01/31/14, repurchase value of $796,002 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-5.50%, 03/01/26-02/01/44, total market value $811,920)	796,000	796,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,747,000)		1,747,000

8

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
January 31, 2014 (Unaudited)

	Total Investments – (99.95%) – (Identified cost $33,804,718) – (a)	$42,612,263
	Other Assets Less Liabilities – (0.05%)	20,977
	Net Assets – (100.00%)	$42,633,240
ADR: American Depositary Receipt
*	Non-Income producing security.
(a)	Aggregate cost for federal income tax purposes is $33,808,598. At January 31, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$9,029,638
	Unrealized depreciation	(225,973)
	Net unrealized appreciation	$8,803,665
See Notes to Financial Statements

9

DAVIS RESEARCH FUND	Statement of Assets and Liabilities
At January 31, 2014 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$42,612,263
Cash	1,407
Cash - foreign currencies**	2,097
Receivables:
Dividends and interest	61,786
Investment securities sold	355,841
Prepaid expenses	1,025
Total assets	43,034,419
LIABILITIES:
Payables:
Investment securities purchased	353,921
Accrued investment advisory fee	21,058
Other accrued expenses	26,200
Total liabilities	401,179
NET ASSETS	$42,633,240
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$131,139
Additional paid-in capital	41,343,312
Undistributed net investment income	12,346
Accumulated net realized losses from investments and foreign currency transactions	(7,661,373)
Net unrealized appreciation on investments and foreign currency transactions	8,807,816
Net Assets	$42,633,240

CLASS A SHARES:
Net assets	$42,633,240
Shares outstanding	2,622,778
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$16.25
Maximum offering price per share (100/95.25 of $16.25)†	$17.06

*Including:
Cost of Investments	$33,804,718

**Cost of cash - foreign currencies	2,097

†On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

10

DAVIS RESEARCH FUND	Statement of Operations
For the six months ended January 31, 2014 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$318,978
Interest		3,570
Total income		322,548

Expenses:
Investment advisory fees (Note 3)	$116,070
Custodian fees	12,072
Transfer agent fees	507
Audit fees	9,660
Legal fees	55
Accounting fees (Note 3)	1,002
Reports to shareholders	1,750
Directors’ fees and expenses	2,209
Registration and filing fees	2,727
Miscellaneous	4,774
Total expenses		150,826
Net investment income		171,722

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		1,245,563
Foreign currency transactions		(320)
Net realized gain		1,245,243
Net increase in unrealized appreciation		1,327,646
Net realized and unrealized gain on investments and foreign currency transactions		2,572,889
Net increase in net assets resulting from operations		$2,744,611

*Net of foreign taxes withheld as follows		$6,261

See Notes to Financial Statements

11

DAVIS RESEARCH FUND	Statements of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013

OPERATIONS:
Net investment income	$171,722	$572,151
Net realized gain from investments and foreign currency transactions	1,245,243	4,569,310
Net increase in unrealized appreciation on investments and foreign currency transactions	1,327,646	3,187,814
Net increase in net assets resulting from operations	2,744,611	8,329,275

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(441,607)	(570,462)

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions (Note 4)	416,385	519,615
Total increase in net assets	2,719,389	8,278,428

NET ASSETS:
Beginning of period	39,913,851	31,635,423
End of period*	$42,633,240	$39,913,851

*Including undistributed net investment income of	$12,346	$282,231

See Notes to Financial Statements

12

DAVIS RESEARCH FUND	Notes to Financial Statements
January 31, 2014 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis New York Venture Fund, Inc. (a Maryland corporation). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund’s investment objective is long-term growth of capital. The Fund commenced operations on October 31, 2001. Prior to January 19, 2011, the Fund offered shares in three classes, Class A, Class B, and Class C. The Fund ceased operations of Class B and Class C shares on January 19, 2011. Class A shares are sold with a front-end sales charge. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

13

DAVIS RESEARCH FUND	Notes to Financial Statements – (Continued)
January 31, 2014 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements - (Continued)

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer Discretionary	$6,162,162	$–	$–	$6,162,162
Consumer Staples	4,829,550	–	–	4,829,550
Energy	1,392,181	–	–	1,392,181
Financials	7,196,558	–	–	7,196,558
Health Care	4,387,832	–	–	4,387,832
Industrials	3,927,702	–	–	3,927,702
Information Technology	9,597,566	–	–	9,597,566
Materials	3,371,712	–	–	3,371,712
Short-term securities	–	1,747,000	–	1,747,000
Total Investments	$40,865,263	$1,747,000	$–	$42,612,263

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the six months ended January 31, 2014.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

14

DAVIS RESEARCH FUND	Notes to Financial Statements – (Continued)
January 31, 2014 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of January 31, 2014, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2010.

At July 31, 2013, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

Capital Loss Carryforwards
Expiring
07/31/2018	$8,486,000
07/31/2019	417,000
Total	$8,903,000

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

15

DAVIS RESEARCH FUND	Notes to Financial Statements – (Continued)
January 31, 2014 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended January 31, 2014 were $6,235,585 and $4,294,054, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser. The fixed annual rate is 0.55% of the average net assets.

Transfer Agent and Accounting Fees - Boston Financial Data Services, Inc. is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for these services during the six months ended January 31, 2014 amounted to $119. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended January 31, 2014 amounted to $1,002.

Distribution Plan Fee - The Fund has adopted a Distribution Plan (“12b-1 Plan”) for Class A shares. Under the 12b-1 Plan, the Fund reimburses Davis Distributors, LLC (“Distributor”), the Fund’s Underwriter, for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 0.25% of the average net assets maintained by the responsible dealers. There was no service fee for Class A shares of the Fund for the six months ended January 31, 2014.

Sales Charges - Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.

Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value. On purchases of $1 million or more, the sales charge will not be applied; however a CDSC of 0.50% may be imposed upon redemption if those shares are redeemed within the first year of purchase.

The Distributor received no commissions earned on sales of Class A shares of the Fund for the six months ended January 31, 2014.

16

DAVIS RESEARCH FUND	Notes to Financial Statements – (Continued)
January 31, 2014 (Unaudited)

NOTE 4 - CAPITAL STOCK

At January 31, 2014, there were 3.5 billion shares of capital stock ($0.05 par value per share) authorized for Davis New York Venture Fund, Inc., of which 500 million shares are classified as Davis Research Fund. Transactions in capital stock were as follows:

	Six months ended January 31, 2014 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed	Net Increase

Shares: Class A	186	26,721	(1,634)	25,273
Value: Class A	$2,982	$440,621	$(27,218)	$416,385

	Year ended July 31, 2013
	Sold	Reinvestment of Distributions	Redeemed	Net Increase

Shares: Class A	609	43,217	(4,231)	39,595
Value: Class A	$8,230	$569,168	$(57,783)	$519,615

NOTE 5 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%. The Fund had no borrowings during the six months ended January 31, 2014.

17

DAVIS RESEARCH FUND	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

Class A
	Six months ended January 31, 2014		Year ended July 31,
	(Unaudited)		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$15.37		$12.37	$12.12	$10.55	$9.65	$11.89

Income (Loss) from Investment Operations:
Net Investment Income	0.07		0.22	0.17	0.13	0.04	0.09
Net Realized and Unrealized Gains (Losses)	0.98		3.00	0.18	1.57	0.89	(2.24)
Total from Investment Operations	1.05		3.22	0.35	1.70	0.93	(2.15)

Dividends and Distributions:
Dividends from Net Investment Income	(0.17)		(0.22)	(0.10)	(0.13)	(0.03)	(0.09)
Total Dividends and Distributions	(0.17)		(0.22)	(0.10)	(0.13)	(0.03)	(0.09)
Net Asset Value, End of Period	$16.25		$15.37	$12.37	$12.12	$10.55	$9.65

Total Returna	6.82%		26.36%	2.95%	16.16%	9.58%	(17.86)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$42,633		$39,914	$31,635	$30,781	$26,678	$24,380
Ratio of Expenses to Average Net Assets:
Gross	0.71	%b	0.71%	0.78%	0.82%	0.87%	0.97%
Netc	0.71	%b	0.71%	0.78%	0.82%	0.87%	0.97%
Ratio of Net Investment Income to Average Net Assets	0.81	%b	1.61%	1.43%	1.09%	0.35%	1.14%
Portfolio Turnover Rated	11%		45%	28%	30%	55%	29%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

b	Annualized.
c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.
d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

18

DAVIS RESEARCH FUND	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction. In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations, or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.

Householding

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, Annual, and Semi-Annual Report to shareholders having the same last name and address on the Fund’s records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. If you do not want the mailing of these documents to be combined with those to other members of your household, please contact the Davis Funds by phone at 1-800-279-0279. Individual copies of current prospectuses and reports will be sent to you within 30 days after the Fund receives your request to stop householding.

19

DAVIS RESEARCH FUND	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company.	13	Director, DCT Industrial Trust (REIT); Chairman, Regional Transportation Authority of Chicago (public transportation system).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corp. (diversified financial holding company).	13	Director, Graham Holdings Company (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering) until 2008.	13	Director, exp Global Inc. (engineering & consulting).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010.	13
Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Co., N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

20

DAVIS RESEARCH FUND	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	15	Director, Selected Funds (consisting of two portfolios) since 1998.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	15	Director, Selected Funds (consisting of two portfolios) since 1998; Director, Graham Holdings Company (publishing company).

*   Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

21

DAVIS RESEARCH FUND

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Research Fund, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279.

ITEM 2.  CODE OF ETHICS

Not Applicable

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.  SCHEDULE OF INVESTMENTS

Not Applicable.  The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11.  CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12.  EXHIBITS

(a)(1)  Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not Applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE, INC.

By           /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date:  April 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date:  April 4, 2014

By           /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date:  April 4, 2014